Critical estimates and judgments	12 Months Ended
Jun. 30, 2022
Critical estimates and judgments
Critical estimates and judgments
3	Critical estimates and judgments

The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.

This note provides an overview of the areas that involved a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong. Detailed information about each of these estimates and judgments is included in other notes together with information about the basis of calculation for each affected line item in the financial statements.

3.1	Significant estimates and assumptions

The areas involving significant estimates are:

●	Estimate of minimum guarantee revenue recognition — see Note 4.3(i)
●	Estimate of fair value of registrations — see Note 16
●	Recognition of deferred tax assets — see Note 17
●	Recognition of tax related provisions – see Note 26

Management does not consider there to be any significant judgments in the preparation of the financial statements.

Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.